Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

December 10, 2014

Via EDGAR

Ms. Amy Miller

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)

Emerald Banking and Finance Fund (the “Fund”)

File Nos. 33-72424, 811-8194

Dear Ms. Miller:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated December 5, 2014, to the prospectus dated August 31, 2014, with respect to the Fund. The purpose of this filing is to submit the 497(e) filing dated December 5, 2014 in XBRL for the Fund.

If you have any questions or further comments, please contact the undersigned at (720) 917-0864.

Very truly yours,

/s/ David T. Buhler
David T. Buhler
Secretary of Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP